Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Apr. 22, 2024
Optimize Strategy Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Optimize Strategy Index ETF NAV
Account Value	$ 10,787	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,344	$ 10,000